Leases (Schedule of Amounts Recognized in Profit or Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Interest expenses on lease liability	€ 494	€ 341
Total	€ 494

[1]	Reclassification